CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Cash and deposits in banks
Cash	[1]	$ 254,824	$ 274,570
Deposits in the Central Bank of Chile	[1]	53,187	207,483
Deposits in national banks	[1]	9,389	2,116
Foreigns deposits	[1]	646,630	1,002,968
Subtotal cash and deposits in banks		964,030	1,487,137	$ 477,809
Cash in the process of collection, net (5b))		47,521	78,356
Highly liquid financial instruments	[2]	35,014	381,009
Investments under agreements to resell	[3]	28,524	170,242
Total cash and cash equivalents		$ 1,075,089	$ 2,116,744	$ 625,608	$ 650,577

[1]	Amount in "Cash," "Deposits in Central Bank of Chile" and Bank of the Republic of Colombia (included in "Foreign deposits") are regulatory reserve deposits for which the Bank must maintain a certain monthly average.
[2]	Corresponds to those financial instruments in the trading portfolio and available-for-sale portfolio with maturities that do not exceed three months from their dates of acquisition.
[3]	Corresponds to investments under agreements to resell with maturities that do not exceed three months from their dates of acquisition.